SHARE-BASED EXPENSE - Narrative (Details) $ / shares in Units, $ in Thousands																						12 Months Ended		28 Months Ended
	Dec. 16, 2025 yr shares $ / shares	Dec. 16, 2025 yr shares $ / shares	Nov. 12, 2025	Aug. 13, 2025	May 20, 2025	May 14, 2025	Apr. 13, 2025 $ / shares	Apr. 13, 2025 $ / shares	Apr. 02, 2025	Jan. 21, 2025 shares $ / shares	Jan. 21, 2025 shares $ / shares	Nov. 14, 2024	Aug. 15, 2024	Aug. 08, 2024 $ / shares	Aug. 08, 2024 $ / shares	May 21, 2024	Apr. 16, 2024	Nov. 09, 2023 $ / shares	Nov. 09, 2023 $ / shares	Sep. 08, 2023 yr shares $ / shares	Sep. 07, 2023 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 shares	Dec. 31, 2025	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock split, conversion ratio					3
Share-based compensation																						$ 60,200	$ 6,600
Other equity instruments, granted (in shares)																								178,003
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																										178,003
September 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock option units, granted (in shares) | shares																				199,998
Vesting requirements for share-based payment arrangement, vesting period																				3 years
Option life, share options granted | yr																				7
Weighted average exercise price of stock options granted (in C$ or USD per option) | $ / shares																				$ 8.82
Exercise price, share options granted (in C$ or USD per option) | $ / shares																				$ 17.61
Expected volatility, share options granted																				38.00%
Expected dividend yield																				0.00%
Risk free interest rate, share options granted																				4.00%
Weighted average remaining contractual life of outstanding share options																						4 years 8 months 12 days
Number of share options exercisable in share-based payment arrangement (in shares)																						133,332	66,666	133,332
December 2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock option units, granted (in shares) | shares	2,154,500	2,154,500
Vesting requirements for share-based payment arrangement, vesting period	3 years	3 years
Option life, share options granted | yr	7	7
Weighted average exercise price of stock options granted (in C$ or USD per option) | $ / shares	$ 18.94
Exercise price, share options granted (in C$ or USD per option) | $ / shares	$ 31.11
Expected volatility, share options granted	59.00%	59.00%
Expected dividend yield	0.00%	0.00%
Risk free interest rate, share options granted	3.00%	3.00%
Weighted average remaining contractual life of outstanding share options																						7 years
Stock option units ("Stock options')
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted requirements for share-based payment arrangement, grant period																					5 days
Share options outstanding in share-based payment arrangement, issuable, maximum percentage																					5.00%
Securities, share-based payment arrangement, issuable and outstanding, maximum percentage																					10.00%
Securities, share-based payment arrangement, issuable and outstanding, period																					1 year
Stock option units, granted (in shares) | shares																						2,154,500	199,998
Share-based compensation																						$ 1,100	$ 600
Restricted share units ("RSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation																						$ 30,500	$ 5,700
Number of shares issuable (in shares) | shares																					17,550,697
Other equity instruments, granted (in shares)							2,075,000	2,075,000		816,943	816,943			16,125	16,125			305,000	305,000		1,191,211	2,891,940	16,126	4,404,279
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in C$ or USD per share) | (per share)							$ 16.68	$ 12.01		$ 10.17	$ 7.10			$ 8.50	$ 6.20			$ 12.33	$ 8.94		$ 13.35
Number of other equity instruments outstanding in share-based payment arrangement (in shares)							1,383,328	1,383,328		782,125	782,125			10,750	10,750			0	0		1,141,265		1,174,874		3,317,468	3,317,468	1,496,213
Vesting period														3 years	3 years			3 years	3 years		3 years
Deferred share units ("DSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation																						$ 3,700	$ 300
Other payables																						$ 4,100		$ 4,100
Other equity instruments, granted (in shares)	90,000	90,000	10,134	13,964		14,277			9,812			11,232	10,805			11,011	6,768					138,186	39,817
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	90,000	90,000	10,134	13,964		14,277			9,812			11,232	10,805			11,011	6,768						39,817		178,003		0
Performance share units ("PSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation																						$ 24,900	$ 0
Other payables																						$ 24,900		$ 24,900
Other equity instruments, granted (in shares) | shares	2,342,500	2,342,500								1,084,656	1,084,656											3,427,156	0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in C$ or USD per share) | (per share)	$ 31.11	$ 22.60								$ 10.17	$ 7.11
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares																							0		3,427,156		0
Vesting period										2 years	2 years
Other equity instruments, number of time frame	3 years	3 years
TSX price period	4 months	4 months
Percentage of other equity instruments subject to payment limitations	0.75	0.75
Other equity instruments, payment limitation percentage	62.50%	62.50%
Performance share units ("PSU") | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, number of time frame	4 months	4 months
TSX price (as a percentage)	40.00%	40.00%
Performance share units ("PSU") | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
TSX price (as a percentage)	80.00%	80.00%